Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2015
Condensed Consolidating Financial Information [Abstract]
Condensed Consolidating Financial Statements
The following is condensed consolidating financial information for Genesis Energy, L.P., the guarantor subsidiaries and the non-guarantor subsidiaries.

Unaudited Condensed Consolidating Balance Sheet
March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,774	$2,355	$—	$11,138
Other current assets	1,465,246	—	285,832	46,972	(1,501,248)	296,802
Total current assets	1,465,255	—	294,606	49,327	(1,501,248)	307,940
Fixed assets, at cost	—	—	1,941,764	75,475	—	2,017,239
Less: Accumulated depreciation	—	—	(269,565)	(17,512)	—	(287,077)
Net fixed assets	—	—	1,672,199	57,963	—	1,730,162
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	27,140	—	269,385	145,184	(152,864)	288,845
Equity investees	—	—	620,147	—	—	620,147
Investments in subsidiaries	1,417,120	—	98,469	—	(1,515,589)	—
Total assets	$2,909,515	$—	$3,279,852	$252,474	$(3,169,701)	$3,272,140
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$17,635	$—	$1,823,745	$2,604	$(1,501,413)	$342,571
Senior secured credit facility	648,400	—	—	—	—	648,400
Senior unsecured notes	1,050,604	—	—	—	—	1,050,604
Deferred tax liabilities	—	—	19,363	—	—	19,363
Other liabilities	—	—	18,326	152,695	(152,695)	18,326
Total liabilities	1,716,639	—	1,861,434	155,299	(1,654,108)	2,079,264
Partners’ capital	1,192,876	—	1,418,418	97,175	(1,515,593)	1,192,876
Total liabilities and partners’ capital	$2,909,515	$—	$3,279,852	$252,474	$(3,169,701)	$3,272,140

Unaudited Condensed Consolidating Balance Sheet
December 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$9	$—	$8,310	$1,143	$—	$9,462
Other current assets	1,378,573	—	333,385	46,215	(1,412,269)	345,904
Total current assets	1,378,582	—	341,695	47,358	(1,412,269)	355,366
Fixed assets, at cost	—	—	1,823,556	75,502	—	1,899,058
Less: Accumulated depreciation	—	—	(251,171)	(16,886)	—	(268,057)
Net fixed assets	—	—	1,572,385	58,616	—	1,631,001
Goodwill	—	—	325,046	—	—	325,046
Other assets, net	28,421	—	269,252	146,700	(154,192)	290,181
Equity investees	—	—	628,780	—	—	628,780
Investments in subsidiaries	1,434,255	—	97,195	—	(1,531,450)	—
Total assets	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374
LIABILITIES AND PARTNERS’ CAPITAL
Current liabilities	$11,016	$—	$1,761,856	$2,705	$(1,412,432)	$363,145
Senior secured credit facility	550,400	—	—	—	—	550,400
Senior unsecured notes	1,050,639	—	—	—	—	1,050,639
Deferred tax liabilities	—	—	18,754	—	—	18,754
Other liabilities	—	—	18,233	154,021	(154,021)	18,233
Total liabilities	1,612,055	—	1,798,843	156,726	(1,566,453)	2,001,171
Partners’ capital	1,229,203	—	1,435,510	95,948	(1,531,458)	1,229,203
Total liabilities and partners’ capital	$2,841,258	$—	$3,234,353	$252,674	$(3,097,911)	$3,230,374

Unaudited Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$13,611	$6,247	$—	$19,858
Refinery services	—	—	45,319	2,112	(1,307)	46,124
Marine transportation	—	—	57,371	—	—	57,371
Supply and logistics	—	—	403,504	—	—	403,504
Total revenues	—	—	519,805	8,359	(1,307)	526,857
COSTS AND EXPENSES:
Supply and logistics costs	—	—	396,157	—	—	396,157
Marine transportation costs	—	—	31,594	—	—	31,594
Refinery services operating costs	—	—	26,219	2,119	(1,311)	27,027
Pipeline transportation operating costs	—	—	6,751	163	—	6,914
General and administrative	—	—	13,221	—	—	13,221
Depreciation and amortization	—	—	26,480	645	—	27,125
Total costs and expenses	—	—	500,422	2,927	(1,311)	502,038
OPERATING INCOME	—	—	19,383	5,432	4	24,819
Equity in earnings of subsidiaries	39,407	—	1,640	—	(41,047)	—
Equity in earnings of equity investees	—	—	15,519	—	—	15,519
Interest (expense) income, net	(19,192)	—	3,814	(3,837)	—	(19,215)
Income before income taxes	20,215	—	40,356	1,595	(41,043)	21,123
Income tax expense	—	—	(911)	3	—	(908)
NET INCOME	$20,215	$—	$39,445	$1,598	$(41,043)	$20,215

Unaudited Condensed Consolidating Statement of Operations
Three Months Ended March 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
REVENUES:
Pipeline transportation services	$—	$—	$14,535	$6,385	$—	$20,920
Refinery services	—	—	51,730	6,074	(3,611)	54,193
Marine transportation	—	—	56,293	—	—	56,293
Supply and logistics	—	—	888,313	—	—	888,313
Total revenues	—	—	1,010,871	12,459	(3,611)	1,019,719
COSTS AND EXPENSES:
Supply and logistics costs	—	—	876,580	—	—	876,580
Marine transportation costs	—	—	35,774	—	—	35,774
Refinery services operating costs	—	—	31,591	5,846	(4,242)	33,195
Pipeline transportation operating costs	—	—	7,236	242	—	7,478
General and administrative	—	—	12,010	—	—	12,010
Depreciation and amortization	—	—	18,660	620	—	19,280
Total costs and expenses	—	—	981,851	6,708	(4,242)	984,317
OPERATING INCOME	—	—	29,020	5,751	631	35,402
Equity in earnings of subsidiaries	42,579	—	1,776	—	(44,355)	—
Equity in earnings of equity investees	—	—	7,818	—	—	7,818
Interest (expense) income, net	(12,804)	—	3,966	(3,966)	—	(12,804)
Income before income taxes	29,775	—	42,580	1,785	(43,724)	30,416
Income tax benefit (expense)	—	—	(587)	(54)	—	(641)
NET INCOME	$29,775	$—	$41,993	$1,731	$(43,724)	$29,775

Unaudited Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2015

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(52,471)	$—	$157,924	$2,530	$(45,518)	$62,465
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(111,504)	—	—	(111,504)
Cash distributions received from equity investees - return of investment	11,013	—	7,827	—	(11,013)	7,827
Investments in equity investees	—	—	(1,750)	—	—	(1,750)
Repayments on loan to non-guarantor subsidiary	—	—	1,329	—	(1,329)	—
Proceeds from asset sales	—	—	1,768	—	—	1,768
Other, net	—	—	29	—	—	29
Net cash provided by (used) in investing activities	11,013	—	(102,301)	—	(12,342)	(103,630)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	226,200	—	—	—	—	226,200
Repayments on senior secured credit facility	(128,200)	—	—	—	—	(128,200)
Distributions to partners/owners	(56,542)	—	(56,542)	—	56,542	(56,542)
Other, net	—	—	1,383	(1,318)	1,318	1,383
Net cash provided by (used in) financing activities	41,458	—	(55,159)	(1,318)	57,860	42,841
Net (decrease) increase in cash and cash equivalents	—	—	464	1,212	—	1,676
Cash and cash equivalents at beginning of period	9	—	8,310	1,143	—	9,462
Cash and cash equivalents at end of period	$9	$—	$8,774	$2,355	$—	$11,138

 Unaudited Condensed Consolidating Statement of Cash Flows
Three Months Ended March 31, 2014

	Genesis Energy, L.P. (Parent and Co-Issuer)	Genesis Energy Finance Corporation (Co-Issuer)	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Genesis Energy, L.P. Consolidated
Net cash (used in) provided by operating activities	$(27,470)	$—	$162,514	$1,265	$(30,221)	$106,088
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments to acquire fixed and intangible assets	—	—	(104,254)	—	—	(104,254)
Cash distributions received from equity investees - return of investment	17,222	—	2,636	—	(17,222)	2,636
Investments in equity investees	—	—	(10,709)	—	—	(10,709)
Repayments on loan to non-guarantor subsidiary	—	—	1,201	—	(1,201)	—
Proceeds from asset sales	—	—	72	—	—	72
Other, net	—	—	(1,270)	—	—	(1,270)
Net cash used in investing activities	17,222	—	(112,324)	—	(18,423)	(113,525)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on senior secured credit facility	249,900	—	—	—	—	249,900
Repayments on senior secured credit facility	(192,200)	—	—	—	—	(192,200)
Distributions to partners/owners	(47,453)	—	(47,453)	—	47,453	(47,453)
Other, net	—	—	—	(1,191)	1,191	—
Net cash provided by (used in) financing activities	10,247	—	(47,453)	(1,191)	48,644	10,247
Net (decrease) increase in cash and cash equivalents	(1)	—	2,737	74	—	2,810
Cash and cash equivalents at beginning of period	20	—	8,049	797	—	8,866
Cash and cash equivalents at end of period	$19	$—	$10,786	$871	$—	$11,676